CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OTHER INCOME
Interest	$ 922	$ 25,598	$ 14,766	$ 112,399	$ 373,892
Litigation settlement (Note 13)	1,891,035	0	1,891,035	0	1,891,035
Gain on disposition of marketable securities	0	243,565	7,373	755,233	1,021,692
Gain on sale of equipment	25,581	913,732	25,581	1,460,727	1,905,721
Gain on sale of subsidiaries (Note 10)	0	0	0	0	474,577
Gain on extinguishment of debt	0	0	0	0	1,304
Foreign currency (loss) gain	(11,644)	31,635	(18,807)	9,773	(33,885)
Total OTHER INCOME	1,905,894	1,214,530	1,919,948	2,338,132	5,634,336
EXPENSES
Corporate general and administrative	1,231,499	1,199,949	5,479,136	5,525,691	15,393,620
Corporate communications	127,197	131,661	568,105	511,635	1,714,468
Exploration	149,487	0	334,276	0	334,276
Venezuelan operations	75,212	145,037	531,005	893,794	3,530,916
Equipment holding costs	198,025	330,497	758,436	1,269,058	3,994,871
Legal and accounting	554,446	124,750	1,152,425	427,689	2,117,252
Arbitration (Note 3)	349,410	2,649,335	3,216,273	5,795,180	16,165,279
Write-down of machinery and equipment	0	0	0	0	4,400,755
Total EXPENSES	2,685,276	4,581,229	12,039,656	14,423,047	47,651,437
Loss before interest expense	(779,382)	(3,366,699)	(10,119,708)	(12,084,915)	(42,017,101)
Interest expense	(969,680)	(1,694,917)	(4,259,002)	(5,013,734)	(17,611,132)
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Net loss per share, basic and diluted	$ (0.03)	$ (0.09)	$ (0.24)	$ (0.29)
Weighted average common shares outstanding	60,299,208	59,522,382	60,198,880	59,451,148